INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [Text Block]
	12-31-2018	12-31-2017
Components of Inventory	ThU.S.$	ThU.S.$
Raw materials	56,213	103,049
Production supplies	122,794	98,548
Work in progress	66,432	56,194
Finished goods	610,203	441,726
Spare Parts	174,554	168,945
Total Inventories	1,030,196	868,462